Stock-Based Compensation Costs (Detail) (USD $)	12 Months Ended		89 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation costs	$ 57,584	$ 115,168	$ 172,572
Research and Development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation costs	280,828	372,800	1,684,605
General and Administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation costs	$ 441,983	$ 449,652	$ 1,986,610